BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2020				December 31, 2019
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings
Hydroelectric	4.9	8	$5,412	$6,108	6.1	9	$5,153	$5,525
Wind	3.8	10	3,041	3,428	4.1	10	2,982	3,095
Solar	3.4	12	3,480	4,038	5.0	12	2,813	2,953
Energy transition	3.8	12	926	1,021	4.0	5	1,012	1,031
Total	4.1	10	12,859	$14,595	5.2	10	11,960	$12,604
Add: Unamortized premiums(1)			56				84
Less: Unamortized financing fees(1)			(93)				(86)
Less: Current portion			(886)				(605)
			$11,936				$11,353
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of future repayments of debt obligations, for each of the next five years
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2021	2022	2023	2024	2025	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$213	$526	$381	$380	$363	$3,549	$5,412
Wind	207	207	423	180	180	1,844	3,041
Solar	397	161	468	164	170	2,120	3,480
Energy transition	69	63	146	43	37	568	926
	$886	$957	$1,418	$767	$750	$8,081	$12,859

Summary of change in the unamortized financing fees of corporate borrowings
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2020	2019
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(86)	$(66)
Additional financing fees	(15)	(27)
Amortization of financing fees	5	5
Foreign exchange translation and other	3	2
Unamortized financing fees, end of year	$(93)	$(86)

Summary of borrowings
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities	Non-cash
			Acquisition	Other(1)(2)	December 31
2020
Non-recourse borrowings	$11,958	37	475	352	$12,822
2019
Non-recourse borrowings	$11,372	610	—	(24)	$11,958
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.
(2)Includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.